Transactions in soles	12 Months Ended
Dec. 31, 2024
Transactions in soles
Transactions in soles

5.    Transactions in soles

Transactions in soles are completed using exchange rates published by the Superintendent of Banks, Insurance and A.F.P. As of December 31, 2024, the exchange rates for U.S. dollars published by this Institution were US$0.2661 for buying and US$0.2653 for selling (US$0.2699 for buying and US$0.2693 for selling as of December 31, 2023) and have been applied by the Group for the assets and liabilities accounts, respectively.

As of December 31, 2024, and 2023, the Group presents the following assets and liabilities originally denominated in soles by its equivalent in U. S. dollars:

	2024	2023
	US$(000)	US$(000)

Assets
Cash and cash equivalents	10,255	12,124
Trade and other receivables	616,659	749,980
Income tax credit	28,340	16,985
	655,254	779,089

Liabilities
Trade and other payables	(82,881)	(94,487)
Provisions	(22,003)	(16,085)
Income tax payable	(75,494)	(6,186)
	(180,378)	(116,758)
Net asset position	474,876	662,331

For the year-ended December 31, 2024, the Group recognized a gain for exchange rate of approximately US$9,184,000 (gain in exchange rate of US$19,375,000 and US$26,871,000 for the year ended December 31, 2023 and 2022, respectively) in the caption “Foreign currency exchange difference” in the consolidated statements of profit or loss.

See related accounting policies in Note 2.4(a).